EQUITY AND SHARE BASED PAYMENTS (Narrative) (Details) ₪ in Millions		1 Months Ended			12 Months Ended
		Jan. 31, 2020 ILS (₪) shares	Jun. 30, 2017 ILS (₪) shares	Dec. 31, 2008 ILS (₪) shares	Dec. 31, 2019 ILS (₪) shares		Dec. 31, 2018 ILS (₪) shares		Dec. 31, 2017 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage transfer of shares to third party					10.00%
Percentage of israeli shareholders					5.00%
Treasury shares repurchased				4,467,990			6,501,588
Treasury shares repurchased, value | ₪				₪ 351			₪ 100
Shares issued			10,178,211		162,915,990	[1]	162,628,397	[1]
Total net consideration | ₪			₪ 190						₪ 190
Offering expenses | ₪			₪ 7
Remaining treasury shares					8,275,837
Percentage of dividend in excess of net income for the relevant period per share	[2]
Compensation expenses during next four years with respect to options and restricted shares | ₪					₪ 14
Non-adjusting events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued		19,330,183
Total net consideration | ₪		₪ 276
Offering expenses | ₪		₪ 10
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted					26,917,000
Shares remained ungranted					7,442,763
Percentage of dividend in excess of net income for the relevant period per share					40.00%
Equity Incentive Plan [Member] | Trustee [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted					1,247,583

[1]	Net of treasury shares.
[2]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.